Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	45,000,000	45,000,000	0
Preference share, shares issued	5,423,606	0	0
Preference share, shares outstanding	5,423,606	0	0
Ordinary shares, per value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	740,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	229,740,978	200,000,000	200,000,000
Ordinary shares, shares outstanding	229,740,978	200,000,000	200,000,000